Investment in Weibo	12 Months Ended
Dec. 31, 2017
Investment in Weibo
Investment in Weibo

7. Investment in Weibo

In April 2014, Weibo completed an initial public offering (the “IPO”) with the new issuance of 19,320,000 Class A ordinary shares,  of which 6,000,000 Class A ordinary shares were allotted to Alibaba Group.  Prior to the completion of the IPO, a wholly owned subsidiary of Alibaba Group Holding Limited (“Alibaba”) invested $585.8 million to purchase 30.0 million of preferred shares and 4.8 million of ordinary shares of Weibo, representing an ownership interest of 18% on a fully diluted basis. With the completion of the IPO, all the ordinary shares held by SINA was converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders was converted into an equal number of the Class A ordinary shares, and all of its outstanding preferred shares were automatically converted into 30,046,154 Class A ordinary shares. Concurrently with the IPO, Alibaba Group further acquired an additional 2,923,478 Class A ordinary shares of Weibo in a private placement and 21,067,300 Class A ordinary shares from the Company.  Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to three votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

Share Ownership

As of December 31, 2017, the share ownership of Weibo was as follows:

Shareholder Name	Shares Type	Ownership Percentage	Voting Power*
SINA	Class B Ordinary shares	45.7%	71.6%
Alibaba	Class A Ordinary shares	30.5%	15.9%
Others	Class A Ordinary shares	23.8%	12.5%

Total		100.0%	100.0%

The Company has been the controlling shareholder of Weibo from inception and has consolidated Weibo’s financial results for the periods presented.

* Class A ordinary shares are entitled to one vote per share and Class B ordinary shares, which the Company holds, are entitled to three votes per share.

Strategic Alliance

On April 29, 2013, affiliated entities of the Company, including a PRC subsidiary of Weibo, formed a strategic alliance with affiliated entities of Alibaba, a related party, to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. The strategic alliance generated approximately $381 million in advertising and marketing revenues in aggregate for us from 2013 to 2015. The Company has continued to keep strategic collaboration and work with Alibaba in the area of social commerce and other areas after the expiration of the strategic framework agreement in January 2016.  For the year ended December 31 2015, the Company recorded $186.0 million in advertising and marketing revenues from Alibaba under the strategic agreement, which included $137.4 million recognized by Weibo for 2015.  The Company recorded $82.0 million and $91.6 million in advertising and marketing revenues from Alibaba in 2016 and 2017. These amounts are included in related party revenue due to Alibaba’s significant ownership interest in Weibo.

Weibo Fund Transactions

In June 2015, the Company completed to transfer its 55% and 85% equity interest in two limited liability partnerships (referred to as Weibo Funds) to Weibo for a fixed cash consideration of $ 22 million. The remaining equity interests of these entities are held by their original third party private shareholders.  After the closing of the transaction, SINA continued to consolidate the results of operations of Weibo Funds in its consolidated financial statements through its consolidation of Weibo. Given this is a transaction between entities under common control, the transfer is accounted for as an equity transaction and there is no change in the basis of the assets and liabilities. The Company recognized the increase of non-controlling interest as a result of this transfer of the Weibo Funds and deducted additional paid-in capital, which was deemed as a distribution to non-controlling interest shareholders of Weibo from SINA.